Segmented information (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Revenue	$ 21,694	$ 23,065	$ 21,744
Cost of goods sold	(7,705)	(6,990)	(9,032)
Operating expenses	(14,843)	(14,882)
Other income		346	1,803
Total Finance costs (income)	65	(206)	(525)
Foreign exchange gain, net	(108)	52	31
Profit (Loss) before income taxes	(897)	1,385	$ (759)
Marketing and Distribution of Commercial Products [Member]
Statement [Line Items]
Revenue	12,118	15,282
Cost of goods sold	(3,959)	(4,606)
Operating expenses	(19,903)	(10,603)
Other income		346
Total Finance costs (income)	(11)	(219)
Foreign exchange gain, net	(108)	52
Profit (Loss) before income taxes	(1,841)	252
Retail and Mail Order Pharmacy [Member]
Statement [Line Items]
Revenue	9,576	7,783
Cost of goods sold	(3,746)	(2,384)
Operating expenses	(4,940)	(4,279)
Other income	54	0
Total Finance costs (income)		13
Foreign exchange gain, net	0	0
Profit (Loss) before income taxes	$ 944	$ 1,133